Derivative Liabilities (Details) - Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	$ 2,446,091	$ 1,499,334
Fair value - commitment date		954,725	1,483,888	1,483,888
Fair value - mark to market adjustment	(149,542)			10,312
Derivative liabilities - Ending	2,174,194	2,446,091	1,484,889	1,494,200
Bridge Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	1,528,426	839,254
Fair value - commitment date		680,276	823,687	823,687
Fair value - mark to market adjustment	(105,790)			10,665
Derivative liabilities - Ending		1,528,426	824,351	834,352
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	837,293	579,853
Fair value - commitment date		274,449	565,007	565,007
Fair value - mark to market adjustment	1,455			13,157
Derivative liabilities - Ending		837,293	567,939	578,164
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	80,372	80,227
Fair value - commitment date			95,194	95,194
Fair value - mark to market adjustment	(45,207)			(13,510)
Derivative liabilities - Ending		$ 80,372	$ 92,599	$ 81,684